Contract Liability (Details) - Schedule of Contract Liability - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Contract Liability [Abstract]
Customer deposit for car purchase	$ 1,047,079	$ 1,343,442
Total, net	$ 1,047,079	$ 1,343,442